Main Page (1)
	TYPE              13F-HR
	PERIOD            03/31/01
	FILER
		CIK         0001003279
		CCC         2qqjqjd$
	SUBMISSION-CONTACT
		NAME        D. Gonzales
		PHONE       312-621-6111

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Fortaleza Asset Management, Inc.
Address: 	200 West Adams, Suite 2000
         	Chicago, Illinois  60606

13F File Number: 28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Diana Gonzales
Title:    	Corporate Secretary
Phone:    	312-621-6111


Signature, Place, and Date of Signing:

    Diana Gonzales    Chicago, Illinois     May 11, 2001

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:		73

Form 13F Information Table Value Totals:		$180,408

List of Other Included Managers:

No.    13F File Number                          Name

                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other  Voting Authority
Name of Issuer               Title of ClCusip  (x$1000)Prn Amt Prn  Call  Dscretn ManagersSole Shared  None
-----------------------------------------------------------------------------------------------------------
Advent Software               Common    007974108          4192   94600sh   sole      66100       0   28500
Aeroflex, Inc.                Common    007768104          2028  196650sh   sole     139200       0   57450
Alexion Pharmaceuticals       Common    015351109          1655   72550sh   sole      51500       0   21050
Allied Capital Corporation    Common    01903Q108          2777  138000sh   sole      98200       0   39800
AmeriCredit Corp.             Common    03060R101          4754  146600sh   sole     103100       0   43500
Aremissoft Corporation        Common    040026106          3388  260600sh   sole     184900       0   75700
Art Tech Group                Common    04289L107          1646  137200sh   sole      96300       0   40900
Barra, Inc.                   Common    068313105          4253   78750sh   sole      54750       0   24000
Benchmark Electronics         Common    08160H101          1882   96490sh   sole      68990       0   27500
Biovail Corporation           Common    09067J109            14     400sh   sole        400       0       0
Black Box Corporation         Common    091826107          3356   75300sh   sole      53200       0   22100
Celgene Corp.                 Common    151020104          2541  101650sh   sole      73400       0   28250
Cephalon, Inc.                Common    156708109          4576   95200sh   sole      67600       0   27600
Cheesecake Factory            Common    163072101          3197   86850sh   sole      61550       0   25300
Chico's Fashions              Common    168615102          3867  117850sh   sole      82150       0   35700
Christopher & Banks Corp.     Common    171046105          4619  153328sh   sole     108090       0   45238
Cor Therapeutics              Common    217753102          2330  103550sh   sole      74050       0   29500
Cree, Inc.                    Common    225447101          1743  116400sh   sole      82800       0   33600
Cross Timbers Oil             Common    227573102          5647  228162sh   sole     159062       0   69100
Cypress Semiconductor Corp.   Common    232806109          1729   97500sh   sole      68900       0   28600
Cytyc Corporation             Common    232946103          3232  195900sh   sole     138300       0   57600
DMC Stratex Networks Inc.     Common    23322L106          1668  201000sh   sole     143500       0   57500
Digital Lightwave             Common    253855100          1975  110500sh   sole      77750       0   32750
Documentum                    Common    256159104          1460  132750sh   sole      93450       0   39300
Emcore Corporation            Common    290846104          3604  143800sh   sole     102000       0   41800
Employee Solutions            Common    292166105             0     738sh   sole        477       0     261
Evergreen Resources, Inc.     Common    299900308          1936   51200sh   sole      36300       0   14900
Exar Corporation              Common    300645108          2473  126000sh   sole      89600       0   36400
Genesco Inc.                  Common    371532102          3622  132200sh   sole      93800       0   38400
Grant Prideco Inc.            Common    38821G101            17    1000sh   sole       1000       0       0
Greater Bay Bancorp.          Common    391648102            10     400sh   sole        400       0       0
Hispanic Broadcasing Corp.    Cla  A    43357B104             4     200sh   sole        200       0       0
IDEC Pharmaceuticals Corp.    Common    449370105             6     150sh   sole        150       0       0
J. Jill Group                 Common    466189107          2404  137375sh   sole      97875       0   39500
Jack-In-The-Box               Common    466367109          2291   76500sh   sole      56000       0   20500
King Pharmaceuticals          Common    495582108            17     425sh   sole        425       0       0
Learning Tree                 Common    522015106          1030   49700sh   sole      35000       0   14700
Lifepoint Hospitals, Inc.     Common    53219L109          4469  125000sh   sole      88000       0   37000
Louis Dreyfus Natural Gas     Common    546011107          4884  132000sh   sole      93300       0   38700
MacroVision                   Common    555904101          1329   30500sh   sole      21500       0    9000
Marine Drilling Companies     Common    568240204          3455  129650sh   sole      92550       0   37100
Millennium Pharmaceuticals    Common    599902103             9     300sh   sole        300       0       0
MiniMed Inc.                  Common    60365K108            12     400sh   sole        400       0       0
Molecular Device              Common    60851C107          3005   66050sh   sole      46550       0   19500
Myriad  Genetics              Common    62855J104          3283   80925sh   sole      57525       0   23400
NPS Pharmaceuticals           Common    62936P103          1709   81400sh   sole      58100       0   23300
Nanometrics                   Common    630077105          1953  124000sh   sole      88000       0   36000
Newport Corporation           Common    651824104          2642   90300sh   sole      65000       0   25300
OSI Pharmaceuticals           Common    671040103          2370   59800sh   sole      42300       0   17500
Orthodonic Centers            Common    68750P103            11     550sh   sole        550       0       0
PF Changs China Bistro        Common    69333Y108          3437   98200sh   sole      69900       0   28300
Panera Bread                  Cla  A    69840W108          3780  141300sh   sole     102700       0   38600
Pediatrix Medical Group       Common    705324101          2733  123100sh   sole      89300       0   33800
Peregrine Systems             Common    71366Q101          3840  196900sh   sole     139500       0   57400
Photronics                    Common    719405102          1778   72000sh   sole      51100       0   20900
Pier 1 Imports                Common    720279108          4839  372250sh   sole     261850       0  110400
Power Wave                    Common    739363109          2132  156500sh   sole     110400       0   46100
QLT Incorporated              Common    746927102          1683   83100sh   sole      59450       0   23650
RSA Security, Inc.            Common    749719100          5414  219300sh   sole     153000       0   66300
Rare Hospitality Intl         Common    753820109          5902  237250sh   sole     167150       0   70100
Rehabcare                     Common    759148109          4629  112350sh   sole      78350       0   34000
RenaissanceRe Holdings Ltd.   Common    G7496G103          1260   18000sh   sole      11000       0    7000
Safenet, Inc.                 Common    78645R107          1179   95300sh   sole      67900       0   27400
Signal Technologies           Common    826675100          1759  263025sh   sole     188425       0   74600
Sterling Bancshares, Inc.     Common    858907108          2423  138450sh   sole      97950       0   40500
Talbots                       Common    874161102          2402   56550sh   sole      40350       0   16200
Talx Corporation              Common    874918105          4028  163175sh   sole     115325       0   47850
Tidewater Inc.                Common    886423102          2468   54600sh   sole      38500       0   16100
Trikon                        Common    896187408          2558  252600sh   sole     181700       0   70900
Veeco Instruments             Common    922417100          5511  132600sh   sole      92800       0   39800
Ventana Medical Systems       Common    92276H106             5     200sh   sole        200       0       0
Vertex                        Common    92532F100          1568   42825sh   sole      30625       0   12200
Zales                         Common    988858106             7     250sh   sole        250       0       0